Vista Outdoor Inc. - 10-K CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Total assets	$ 0	$ 0
Current liabilities:
Other current liabilities	129,352,000	146,377,000
Total liabilities	0	0
Total stockholder equity	0	0
Total liabilities and stockholder equity	0	0
Vista Outdoor Inc.
Current assets:
Cash and cash equivalents	60,271,000	86,208,000
Net receivables	355,903,000	339,373,000
Net inventories	609,999,000	709,897,000
Income tax receivable	9,113,000	0
Other current assets	39,836,000	60,636,000
Total current assets	1,075,122,000	1,196,114,000
Net property, plant, and equipment	201,864,000	228,247,000
Operating lease assets	107,007,000	106,828,000
Goodwill	318,251,000	465,709,000
Net intangible assets	627,636,000	733,176,000
Deferred income tax assets	12,895,000	0
Other non-current assets	59,605,000	68,808,000
Total assets	2,402,380,000	2,798,882,000
Current liabilities:
Current portion of long-term debt	0	65,000,000
Accounts payable	163,411,000	136,556,000
Accrued compensation	56,983,000	60,719,000
Accrued income taxes	0	6,676,000
Federal excise, use, and other taxes	35,552,000	38,543,000
Other current liabilities	129,352,000	146,377,000
Total current liabilities	385,298,000	453,871,000
Long-term debt	717,238,000	984,658,000
Deferred income tax liabilities	0	40,749,000
Long-term operating lease liabilities	105,699,000	103,313,000
Accrued pension and postemployment benefits	22,866,000	25,114,000
Other long-term liabilities	44,982,000	59,384,000
Total liabilities	1,276,083,000	1,667,089,000
Commitments and contingencies (Note 16)
Issued and outstanding—58,238,276 shares as of March 31, 2024 and 57,085,756 shares as of March 31, 2023	582,000	570,000
Additional paid-in-capital	1,653,089,000	1,711,155,000
Accumulated deficit	(236,033,000)	(230,528,000)
Accumulated other comprehensive loss	(74,348,000)	(80,802,000)
Common stock in treasury, at cost—5,726,163 shares held as of March 31, 2024 and 6,878,683 shares held as of March 31, 2023	(216,993,000)	(268,602,000)
Total stockholder equity	1,126,297,000	1,131,793,000
Total liabilities and stockholder equity	$ 2,402,380,000	$ 2,798,882,000